                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:                       811-7742

Exact name of registrant as specified in charter:         Voyageur Mutual Funds

Address of principal executive offices:                   2005 Market Street
                                                          Philadelphia, PA 19103

Name and address of agent for service:                    Richelle S. Maestro, Esq.
                                                          2005 Market Street
                                                          Philadelphia, PA 19103

Registrant's telephone number, including area code:       (800) 523-1918

Date of fiscal year end:                                  August 31

Date of reporting period:                                 May 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2005

                                                                                                      PRINCIPAL            MARKET
                                                                                                        AMOUNT              VALUE
MUNICIPAL BONDS- 95.36%
Airline Revenue Bonds - 1.16%
Minneapolis/St. Paul Metropolitan Airports Commission Special Facilities Revenue
   (Northwest Airlines, Inc. Project) Series A 7.00% 4/1/25 (AMT)                                    $ 1,000,000        $   940,930
                                                                                                                        -----------
                                                                                                                            940,930
                                                                                                                        -----------
Airport Revenue Bonds - 2.62%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/28 (MBIA)             2,000,000          2,114,240
                                                                                                                        -----------
                                                                                                                          2,114,240
                                                                                                                        -----------
City General Obligation Bonds - 0.99%
Moorhead Series B 5.00% 2/1/33 (MBIA)                                                                    750,000            796,808
                                                                                                                        -----------
                                                                                                                            796,808
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds - 15.08%
Buhl Nursing Home Revenue (Forest Health Services Project) Series A 6.75% 8/1/33                       1,000,000          1,030,740
Detroit Lakes Housing & Refunding (Mankato Lutheran Homes)5.50% 8/1/21                                   500,000            506,005
Minneapolis Health Care Facilities Revenue
   (Augustana Chapel View Homes) Series D 5.75% 6/1/29                                                 1,000,000          1,006,800
   (Jones-Harrison Residence Project) 6.00% 10/1/27                                                    1,000,000            994,430
Minnesota Agriculture & Economic Development Board Revenue (Benedictine Health
   Systems) 5.75% 2/1/29                                                                               1,000,000          1,017,000
Moorhead Economic Development Authority Multifamily Revenue (Eventide Lutheran
   Home Project) Series B 6.00% 6/1/18                                                                   870,000            870,644
Northfield Health Care Facilities Revenue (Northfield Retirement Center Project) Series A
   6.00% 5/1/28                                                                                        1,000,000          1,000,040
Oakdale Elderly Housing Revenue (PHM/Oakdale, Inc. Project) 6.00% 3/1/28                               1,800,000          1,819,421
Rochester Multifamily Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36                              990,000          1,021,165
Shoreview Elderly Housing Revenue (PHM/Shoreview Inc. Project) 6.15% 12/1/33                           1,250,000          1,296,438
Twin Valley Congregate Housing Revenue (Living Options, Inc. Project) 5.95% 11/1/28                    1,825,000          1,622,991
                                                                                                                        -----------
                                                                                                                         12,185,674
                                                                                                                        -----------
Corporate-Backed Revenue Bonds - 4.05%
Cloquet Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                               1,700,000          1,722,117
International Falls Solid Waste Disposal Revenue (Boise Cascade Corp. Project) 6.85%
   12/1/29 (AMT)                                                                                         500,000            531,065
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27                  1,000,000          1,020,190
                                                                                                                        -----------
                                                                                                                          3,273,372
                                                                                                                        -----------
Higher Education Revenue Bonds - 4.22%
Minnesota State Higher Education Facilities Authority Revenue
   (Augsburg College) Series 6-C 5.00% 5/1/23                                                            700,000            736,211
   (College of Art & Design Project) Series 5-D 6.75% 5/1/26                                             500,000            548,065
   (St. Catherine College) Series 5-N1 5.375% 10/1/32                                                  2,000,000          2,126,760
                                                                                                                        -----------
                                                                                                                          3,411,036
                                                                                                                        -----------
Hospital Revenue Bonds - 16.07%
Bermidji Health Care Facilities First Meeting Revenue (North Country Health Services)
   5.00% 9/1/31 (RADIAN)                                                                               2,500,000          2,612,599
Duluth Economic Development Authority Health Care Facilities Revenue Benedictine
   Health System (St. Mary's Hospital) 5.25% 2/15/33                                                   2,250,000          2,354,603
Minneapolis Health Care System Revenue
   (Allina Health Systems) Series A 5.75% 11/15/32                                                     2,000,000          2,153,540
   (Fairview Health Services) Series D 5.00% 11/15/34 (AMBAC)                                          1,000,000          1,061,030
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care System
   (Health Partners Obligation Group) 6.00% 12/1/17                                                    1,125,000          1,266,446
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34             1,000,000          1,041,710
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30    1,000,000          1,049,290
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
   Series A 5.70% 11/1/15                                                                                800,000            807,184
   Series B 5.85% 11/1/17                                                                                250,000            253,573
   Series B 6.625% 11/1/17                                                                               385,000            386,821
                                                                                                                        -----------
                                                                                                                         12,986,796
                                                                                                                        -----------
Miscellaneous Revenue Bonds - 1.32%
Minneapolis Community Development Agency Supported Development Revenue Series G-3
   5.45% 12/1/31                                                                                       1,000,000          1,066,950
                                                                                                                        -----------
                                                                                                                          1,066,950
                                                                                                                        -----------

                                                                                                      PRINCIPAL            MARKET
                                                                                                        AMOUNT              VALUE
Multifamily Housing Revenue Bonds - 16.85%
Chanhassen Multifamily Housing Revenue (Heritage Park Apartments Project-Section 8)
   6.20% 7/1/30 (FHA) (AMT)                                                                          $   300,000        $   311,382
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project)
   5.875% 3/1/31 (AMT)                                                                                 1,000,000            870,220
Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project-Section 8) 5.75% 11/1/28          2,040,000          1,888,204
Minneapolis Multifamily Housing Revenue
   (Grant Street Apartments Project) Series A 7.25% 11/1/29                                            2,085,000          1,994,323
   (Olson Townhomes Project) 6.00% 12/1/19 (AMT)                                                       1,615,000          1,617,632
   (Trinity Apartments Project -Section 8) Series A 6.75% 5/1/21                                         705,000            713,890
Minnesota State Housing Finance Agency Rental Housing Series A 4.875% 8/1/24 (AMT)                       585,000            597,613
St. Anthony Multifamily Housing Revenue (Chandler Place Project) Series A 6.05%
   11/20/16 (GNMA) (FHA)                                                                                 135,000            141,280
St. Cloud Housing & Redevelopment Authority Revenue (Sterling Heights Apartments
   Project) 7.55% 4/1/39 (AMT)                                                                           530,000            549,064
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Selby Grotto
   Housing Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)                                                     750,000            772,493
Stillwater Multifamily Revenue (Cottages Stillwater Project) Series A
   6.75% 11/1/11                                                                                         205,000            211,105
   7.00% 11/1/16 (AMT)                                                                                   680,000            694,899
   7.00% 11/1/27                                                                                         340,000            344,332
Washington County Housing & Redevelopment Authority Governmental Revenue
   (Briar Pond Project) Series B 7.125% 8/20/34                                                          855,000            798,031
   (Woodland Park Apartments Project) 4.70% 10/1/32                                                    2,075,000          2,116,271
                                                                                                                        -----------
                                                                                                                         13,620,739
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 3.43%
Andover Economic Development Authority Public Facilities Lease Revenue Landover
   (Andover Community Center) 5.20% 2/1/34                                                             1,000,000          1,047,810
Hibbing Economic Development Authority Revenue (Hibbing Lease Obligation Project)
   6.40% 2/1/12                                                                                          530,000            530,710
Rice County Certificates of Participation Series A 6.00% 12/1/21                                         125,000            128,320
St. Paul Port Authority Lease Revenue (Office Building at Robnert St-3-1Project)
   5.00% 12/1/27                                                                                       1,000,000          1,065,150
                                                                                                                        -----------
                                                                                                                          2,771,990
                                                                                                                        -----------
Political Subdivision General Obligation Bonds - 4.36%
Metropolitan Council Areawaste Water Treatment Series B 5.00% 12/1/21                                    500,000            544,765
Perham Disposal System 6.00% 5/1/22 (AMT)                                                              1,500,000          1,612,860
Todd Morrison & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)
   5.00% 12/1/21                                                                                         610,000            638,457
   5.125% 12/1/24                                                                                        205,000            214,735
   5.25% 12/1/26                                                                                         490,000            516,798
                                                                                                                        -----------
                                                                                                                          3,527,615
                                                                                                                        -----------
Power Authority Revenue Bonds - 4.98%
Minnesota State Municipal Power Agency Electric Revenue Series A 5.00% 10/1/34                         2,750,000          2,881,450
Southern Minnesota Municipal Power Agency Power Supply System Revenue Series A 5.25%
   1/1/16 (AMBAC)                                                                                      1,000,000          1,139,860
                                                                                                                        -----------
                                                                                                                          4,021,310
                                                                                                                        -----------
#Pre-Refunded Bonds - 5.65%
Glencoe Health Care Revenue 6.40% 12/1/15-05                                                             275,000            280,500
Little Canada Multifamily Housing Revenue Alternative Development (Montreal Courts
   Apartments Project) Series A 6.25% 12/1/27-07                                                       1,250,000          1,338,263
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625% 5/15/32-12           2,000,000          2,283,360
Perham Hospital District Senior Congregate Housing Facilities Revenue
   (Briarwood Project) 6.25% 11/1/22-07                                                                  620,000            662,352
                                                                                                                        -----------
                                                                                                                          4,564,475
                                                                                                                        -----------
Public Power Revenue Bonds - 1.34%
City of Chaska Minnesota 5.25% 10/1/25                                                                 1,000,000          1,082,000
                                                                                                                        -----------
                                                                                                                          1,082,000
                                                                                                                        -----------
Recreational Area Revenue Bonds - 0.45%
Woodbury Gross Revenue (Golf Course Bonds) 6.75% 2/1/22                                                  365,000            366,369
                                                                                                                        -----------
                                                                                                                            366,369
                                                                                                                        -----------
School District General Obligation Bonds - 3.63%
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)                                1,000,000          1,072,420
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                                 1,000,000          1,042,000
St. Paul Independent School District #625 Series B 5.00% 2/1/20 (FSA)                                    750,000            819,983
                                                                                                                        -----------
                                                                                                                          2,934,403
                                                                                                                        -----------
Single Family Housing Revenue Bonds - 1.26%
Minnesota State Housing Finance Agency Single Family Mortgage
   Series E 6.25% 1/1/23 (AMT)                                                                            25,000             25,695
   Series J 5.90% 7/1/28 (AMT)                                                                           915,000            953,365
   Series M 5.875% 1/1/17                                                                                 35,000             35,823
                                                                                                                        -----------
                                                                                                                          1,014,883
                                                                                                                        -----------
State General Obligation Bonds - 1.38%
*Minnesota State Inverse Floater ROLs 7.066% 11/1/17                                                   1,000,000          1,116,770
                                                                                                                        -----------
                                                                                                                          1,116,770
                                                                                                                        -----------

                                                                                                      PRINCIPAL            MARKET
                                                                                                        AMOUNT              VALUE
Tax Increment/Special Assessment Bonds - 1.25%
St. Paul Housing & Redevelopment Authority Tax Increment (Upper Landing Project)
   Series A 6.80% 3/1/29                                                                             $ 1,000,000        $ 1,013,820
                                                                                                                        -----------
                                                                                                                          1,013,820
                                                                                                                        -----------
Territorial General Obligation Bonds - 0.65%
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/34                                        500,000            522,245
                                                                                                                        -----------
                                                                                                                            522,245
                                                                                                                        -----------
Territorial Revenue Bonds - 4.62%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
   Revenue Series D 5.25% 7/1/38                                                                       1,500,000          1,588,050
Puerto Rico Electric Power Authority Revenue Series II 5.25% 7/1/31                                    1,000,000          1,069,180
Virgin Islands Public Finance Authority (Matching Fund Loan) Series A 5.25% 10/1/24                    1,000,000          1,077,520
                                                                                                                        -----------
                                                                                                                          3,734,750
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $74,385,591)                                                                                 77,067,175
                                                                                                                        ===========

                                                                                                        NUMBER OF         PRINCIPAL
                                                                                                         SHARES             AMOUNT
SHORT-TERM INVESTMENTS- 4.47%
Money Market Instruments - 0.20%
Federated Minnesota Municipal Cash Trust                                                                 159,431            159,431
                                                                                                                        -----------
                                                                                                                            159,431
                                                                                                                        -----------
oVariable Rate Demand Notes - 4.27%
St. Cloud Infrastructure Management Fund 2.87% 2/1/16                                                    550,000            550,000
Eagan Revenue Antic Notes 3.01% 5/30/12                                                                  900,000            900,000
Midwest Consortium of Municipal Utilities Revenue (Minnesota Utilities Association) Series A
   2.97% 1/1/25                                                                                        2,000,000          2,000,000
                                                                                                                          3,450,000
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (COST $3,609,431)                                                                            3,609,431
                                                                                                                        -----------

TOTAL MARKET VALUE OF SECURITIES - 99.83%
   (cost $77,995,022)                                                                                                    80,676,606
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.17%                                                         141,217
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 7,659,772 SHARES OUTSTANDING - 100.00%                                                         $80,817,823
                                                                                                                        ===========

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs

#Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
*An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of May 31, 2005. See Note 3 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of May 31, 2005.

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyager Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments         $77,995,022
                                      -----------
Aggregate unrealized appreciation       3,330,945
Aggregate unrealized depreciation        (649,361)
                                      -----------
Net unrealized appreciation           $ 2,681,584
                                      -----------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $2,459,828 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,334 expires in 2005, $648 expires in 2006, $369 expires in 2007, $201,822 expires in 2008, $1,267,552 expires in 2009, $57,521 expires in 2010, $243,334 expires in 2011 and $684,248 expires in 2012.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

--------------------------------------------------------------------------------
DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2005

                                                                                                       PRINCIPAL           MARKET
                                                                                                        AMOUNT              VALUE
MUNICIPAL BONDS- 98.87%
Airline Revenue Bonds - 0.56%
Minneapolis/St. Paul, Minnesota Metropolitan Airports Commission Special
Facilities Revenue
   (Northwest Airlines, Inc. Project) Series A 7.00% 4/1/25 (AMT)                                    $   500,000        $   470,465
                                                                                                                        -----------
                                                                                                                            470,465
                                                                                                                        -----------
Airport Revenue Bonds - 3.09%
New York City, New York Industrial Development (JFK Airis Project) 5.50% 7/1/28 (AMT)                    905,000            918,113
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated (Air Cargo
   Project) 6.75% 1/1/23 (AMT)                                                                         1,160,000          1,162,181
Onondaga County, New York Industrial Development Authority Revenue Subordinated
   (Air Cargo Project) 7.25% 1/1/32 (AMT)                                                                500,000            518,355
                                                                                                                        -----------
                                                                                                                          2,598,649
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds - 13.22%
Bexar County, Texas Health Facilities Development Corporation (Army Retirement
   Residence Project) 6.30% 7/1/32                                                                     1,000,000          1,085,550
Buhl, Minnesota Nursing Home Revenue (Forest Health Services Project) Series A 6.75% 8/1/33              600,000            618,444
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34                750,000            784,133
Gainesville & Hall County, Georgia Development Authority Revenue (Lanier Village
   Estates Project) Series C 7.25% 11/15/29                                                            1,000,000          1,117,630
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue (Pleasant
   View Retirement) Series A 5.30% 12/15/26                                                            1,000,000          1,023,050
Marion County, Missouri Nursing Home District Revenue 7.00% 8/1/13                                     1,050,000          1,050,641
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
   (Foulkeways at Gwynedd Project) 6.75% 11/15/30                                                      1,000,000          1,067,470
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue
   (The Philadelphia Protestant Home Project) Series A 6.50% 7/1/27                                    1,100,000          1,108,415
Rochester, Minnesota Multifamily Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36                   985,000          1,016,008
Vermont Education & Health Building Financing Agency Revenue Health Care Facility
   (Copley Manor Project) 6.15% 4/1/19                                                                 1,730,000          1,236,655
Winchester, Virginia Industrial Development Authority Residential Care Facility
   Revenue (Westminster-Canterbury) Series A 5.30% 1/1/35                                              1,000,000          1,010,510
                                                                                                                        -----------
                                                                                                                         11,118,506
                                                                                                                        -----------
Corporate-Backed Revenue Bonds - 10.18%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal Express Corp.
   Project) 6.375% 4/1/21 (AMT)                                                                        2,000,000          2,092,260
Ashland, Kentucky Sewer & Solid Waste Revenue (Ashland, Inc. Project) 7.125% 2/1/22  (AMT)               700,000            733,600
++California Pollution Control Financing Authority Pollution Control Revenue (Laidlaw
   Environmental, Inc. Project) Series A 6.70% 7/1/07 (AMT)                                            1,000,000              2,500
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                      750,000            759,758
De Soto Parish, Louisiana Environmental Improvement Revenue (International Paper
   Company Project) Series A 6.35% 2/1/25 (AMT)                                                        1,650,000          1,774,872
Gulf Coast, Texas Waste Disposal Authority Revenue (Valero Energy Project) 6.65% 4/1/32 (AMT)          1,000,000          1,086,620
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                              500,000            542,040
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project) Series A
   5.65% 6/1/37 (AMT)                                                                                    500,000            520,385
Toledo-Lucas County, Ohio Port Development Revenue Authority (Toledo Express
   Airport Project) 6.375% 11/15/32 (AMT)                                                              1,000,000          1,051,770
                                                                                                                        -----------
                                                                                                                          8,563,805
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 4.90%
Chicago, Illinois Tax Increment Subordinate (Central Loop Redevelopment Project)
   Series A 6.50% 12/1/08                                                                              1,000,000          1,091,990
Las Vegas, Nevada Local Improvement Special District #808 (Summerlin Area Project)
   6.75% 6/1/21                                                                                          990,000          1,028,056
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/34                                1,000,000          1,071,630
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                               500,000            551,925
Prescott Valley, Arizona Improvement District Special Assessment 7.90% 1/1/12                            365,000            373,570
                                                                                                                        -----------
                                                                                                                          4,117,171
                                                                                                                        -----------
Escrowed to Maturity Bonds - 0.48%
Illinois State Development Finance Authority (Harrisburg Medical Center Project) 7.00% 3/1/06            400,000            405,644
                                                                                                                        -----------
                                                                                                                            405,644
                                                                                                                        -----------
Higher Education Revenue Bonds - 17.94%
Berks County, Pennsylvania Municipal Authority College (Albright College Project)
   5.375% 10/1/28                                                                                        700,000            727,811
Chattanooga, Tennessee Health Educational & Housing Facilities Broad Revenue
   (CDFI Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35                                      1,000,000          1,021,370
Illinois Educational Facilities Authority Student Housing Revenue (Educational
   Advancement Fund-University Center Project) 6.25% 5/1/30                                            1,500,000          1,623,194
Maine Finance Authority Education Revenue (Waynflete School Project) 6.40% 8/1/19                      1,000,000          1,079,490
Maryland State Economic Development Corporation, Student Housing Revenue
   (University of Maryland College Park Project) 5.625% 6/1/35                                         1,000,000          1,043,610
Massachusetts State Development Finance Agency Revenue (Massachusetts College
   of Pharmacy Project) Series C 5.75% 7/1/33                                                          1,000,000          1,069,230
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
   College Issue) Series C 6.125% 10/1/29                                                              1,400,000          1,484,014
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia
   College & State University Foundation) 6.00% 9/1/33                                                 1,000,000          1,090,450
Minnesota State Higher Education Facilities Authority Revenue (College of Art & Design
   Project) Series 5-D 6.75% 5/1/26                                                                      500,000            548,065
New Hampshire Higher Education & Health Facilities Authority (Brewster Academy
   Project) 6.75% 6/1/25                                                                               1,000,000          1,026,780
New Jersey State Educational Facilities Authority (Fairleigh Dickinson Project) 5.50% 7/1/23             750,000            795,908
New Mexico Educational Assistance Foundation Student Loan Revenue 1st Subordinate
   Series A-2 6.65% 11/1/25 (AMT)                                                                        985,000          1,007,773
Pennsylvania State Higher Educational Facilities Authority Revenue (Widener University)
   5.00% 7/15/39                                                                                       1,000,000          1,031,460
Scranton-Lackawanna, Pennsylvania Health & Welfare Authority First Mortgage
   Revenue (Lackawanna Junior College Project) 5.75% 11/1/20                                           1,510,000          1,532,076
                                                                                                                        -----------
                                                                                                                         15,081,231
                                                                                                                        -----------

                                                                                                       PRINCIPAL           MARKET
                                                                                                        AMOUNT              VALUE
Hospital Revenue Bonds - 17.13%
Coffee County, Georgia Hospital Authority Revenue (Coffee Regional Medical Center
   Project) 5.00% 12/1/26                                                                            $ 1,000,000        $ 1,028,420
Henrico County, Virginia Economic Development Authority Revenue (Bon Secours
   Health System Inc.) Series A 5.60% 11/15/30                                                         1,000,000          1,061,970
Illinois Health Facilities Authority Revenue
   (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28                                                1,000,000          1,061,990
   (Midwest Physician Group Limited Project) 5.50% 11/15/19                                               35,000             31,915
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital
   Revenue (East Tennessee Hospital Project) Series B 5.75% 7/1/33                                     1,300,000          1,394,028
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B
   5.50% 5/15/32                                                                                       1,000,000          1,056,300
Massachusetts State Health & Educational Facilities Authority Revenue (Jordan
   Hospital Project) Series E 6.75% 10/1/33                                                            1,000,000          1,109,000
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
   (Catholic Health East) Series C 5.375% 11/15/34                                                     1,000,000          1,054,780
Prince William County, Virginia Industrial Development Authority Hospital Revenue
   (Potomac Hospital Project) 5.20% 10/1/30                                                            1,000,000          1,049,350
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project)
   Series B 6.375% 11/15/30                                                                            1,500,000          1,641,569
Shakopee, Minnesota Health Care Facilities Revenue (St. Francis Regional Medical Center)
   5.25% 9/1/34                                                                                          750,000            781,283
South Dakota Health & Education Facilities Authority Revenue (Huron Regional Medical
   Center Project) 7.00% 4/1/10                                                                          860,000            871,094
St. Joseph County, Indiana Industrial Economic Development (Madison Center Project)
   5.50% 2/15/21                                                                                       1,150,000          1,178,670
Yavapai County, Arizona Industrial Development Authority Hospital Revenue (Yavapai
   Medical Center Project) Series A 6.00% 8/1/33                                                       1,000,000          1,084,780
                                                                                                                        -----------
                                                                                                                         14,405,149
                                                                                                                        -----------
Investor Owned Utilities Revenue Bonds - 10.11%
oBrazos, Texas River Authority Pollution Revenue (TXU Energy Co. Project) Series B
   6.30% 7/1/32 (AMT)                                                                                  1,000,000          1,082,520
oForsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33           1,000,000          1,051,070
oMaricopa County, Arizona Pollution Control Corporation Revenue (El Paso Electric Co.
   Project) Series A 6.375% 8/1/15                                                                     1,250,000          1,257,150
Midland County, Michigan Economic Development Subordinate Limited Obligation
   (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                                       1,950,000          2,046,740
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
   Resources, Inc. Project) 5.90% 5/1/22                                                                 900,000            916,047
oPennsylvania Economic Development Financing (Reliant Energy) Series B 6.75%
   12/1/36 (AMT)                                                                                       1,000,000          1,076,530
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project)
   6.375% 11/1/29 (AMT)                                                                                1,000,000          1,071,030
                                                                                                                        -----------
                                                                                                                          8,501,087
                                                                                                                        -----------
Miscellaneous Revenue Bonds - 2.67%
Lowry, Colorado Economic Redevelopment Authority Revenue Series A (Private Placement)
   7.30% 12/1/10                                                                                         500,000            520,060
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich
   Center Hotel/Conference Project) Series A                                                             500,000            499,250
   5.00% 1/1/32
   5.125% 1/1/37                                                                                         870,000            872,575
Westminster, Colorado Shaw Heights Special Improvement District Series A 7.50% 12/1/07                   350,000            356,283
                                                                                                                        -----------
                                                                                                                          2,248,168
                                                                                                                        -----------
Multifamily Housing Revenue Bonds - 1.22%
District of Columbia Housing Finance Agency (Henson Ridge) Series E 5.10% 6/1/37 (FHA)(AMT)            1,000,000          1,029,060
                                                                                                                        -----------
                                                                                                                          1,029,060
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 5.04%
Dauphin County, Pennsylvania General Authority (Riverfront Office & Parking Project)
   Series A 5.75% 1/1/10                                                                               1,875,000          1,863,000
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
    5.50% 6/1/43                                                                                       1,500,000          1,609,740
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
   Landing Project) Series A 5.50% 12/1/24                                                               720,000            765,137
                                                                                                                        -----------
                                                                                                                          4,237,877
                                                                                                                        -----------
Political Subdivision General Obligation Bonds - 0.49%
Illinois State Development Finance Authority East St. Louis Debt Restructure Revenue
   7.375% 11/15/11                                                                                       400,000            409,444
                                                                                                                        -----------
                                                                                                                            409,444
                                                                                                                        -----------
#Pre-Refunded Bonds - 5.18%
Illinois State Development Finance Authority (Harrisburg Medical Center Project)
   7.20% 3/1/07-06                                                                                       400,000            405,712
   7.20% 3/1/08-06                                                                                       400,000            405,712
Mississippi Development Bank Special Obligation (Madison County Hospital Project)
   6.40% 7/1/29-09                                                                                     1,585,000          1,811,750
Savannah, Georgia Economic Development Authority Revenue (College of Art &
   Design Project) 6.50% 10/1/13-09                                                                    1,000,000          1,140,500
Volusia County, Florida Industrial Development Authority Mortgage Revenue (Bishops
   Glen Retirement Health Facilities Project) 7.50% 11/1/16-06                                           555,000            592,463
                                                                                                                        -----------
                                                                                                                          4,356,137
                                                                                                                        -----------

                                                                                                       PRINCIPAL           MARKET
                                                                                                        AMOUNT              VALUE
School District General Obligation Bonds - 1.23%
Laredo, Texas Independent School District Series B 5.00% 8/1/29 (AMBAC)                              $ 1,000,000        $ 1,037,780
                                                                                                                        -----------
                                                                                                                          1,037,780
                                                                                                                        -----------
Tax Increment /Special Assessment Bonds - 5.43%
Chicago, Illinois Tax Increment Allocation (Chatham Ridge Project) 5.95% 12/15/12                        750,000            770,580
Midtown Miami, Florida Community Development District Special 6.50% 5/1/37                             1,000,000          1,066,410
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding &
   Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25                                    1,200,000          1,217,772
St. Joseph, Missouri Industrial Development Authority (Shoppes at North Village Project) Series A
   5.375% 11/1/24                                                                                      1,000,000          1,008,040
   5.50% 11/1/27                                                                                         500,000            506,390
                                                                                                                          4,569,192
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $79,937,665)                                                                                 83,149,365
                                                                                                                        ===========

TOTAL MARKET VALUE OF SECURITIES - 98.87%
   (cost $79,937,665)                                                                                                    83,149,365
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.13%                                                         952,249
                                                                                                                        ===========
NET ASSETS APPLICABLE TO 8,141,029 SHARES OUTSTANDING - 100.00%                                                         $84,101,614
                                                                                                                        ===========

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FHA - Insured by the Federal Housing Administration

++Non-income producing security. Security is currently in default.
#Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of May 31, 2005.

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware National High-Yield Municipal Bond Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                 $79,977,565
                                              -----------
Aggregate unrealized appreciation               4,601,907
Aggregate unrealized depreciation              (1,430,107)
                                              -----------
Net unrealized appreciation (depreciation)    $ 3,171,800
                                              -----------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $5,857,516 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $782,666 expires in 2008, $3,025,716 expires in 2009, $70,671 expires in 2010, $997,721 expires in 2011 and $980,742 expires in 2012.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

--------------------------------------------------------------------------------
DELAWARE TAX-FREE CALIFORNIA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2005

                                                                                                       PRINCIPAL           MARKET
                                                                                                        AMOUNT              VALUE
MUNICIPAL BONDS- 97.10%
Airport Revenue Bonds - 2.59%
Sacramento County Airport System Revenue Series A 5.00% 7/1/32 (FSA)                                 $ 1,000,000        $ 1,045,110
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)                                                  1,000,000          1,038,100
                                                                                                                        -----------
                                                                                                                          2,083,210
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds - 5.28%
Abag Finance Authority of California (Nonprofit Corporations-Lincoln Glen Manor)
   6.10% 2/15/25 (RADIAN)                                                                              2,000,000          2,145,140
California Health Facilities Financing (The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)             2,000,000          2,098,780
                                                                                                                        -----------
                                                                                                                          4,243,920
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 5.14%
Poway Unified School District 5.60% 9/1/33                                                             1,000,000          1,030,970
San Bernardino County Special Tax Community Facilities 5.90% 9/1/33                                    2,000,000          2,055,000
San Francisco Bay Area Rapid Transit District Sales Tax Revenue 5.125% 7/1/36 (AMBAC)                  1,000,000          1,050,540
                                                                                                                        -----------
                                                                                                                          4,136,510
                                                                                                                        -----------
Higher Education Revenue Bonds - 9.32%
California Educational Facilities Authority Revenue
   (Pepperdine University) Series A 5.50% 8/1/32                                                       1,000,000          1,051,620
   (University of the Pacific)
      5.25% 5/1/34                                                                                     1,000,000          1,068,660
      5.75% 11/1/30 (MBIA)                                                                             1,000,000          1,104,400
California Public Works Board Lease Revenue (Various University of California Projects)
   Series F 5.00% 11/1/29                                                                              1,000,000          1,054,100
California State University Systemwide Revenue Series A 5.25% 11/1/20 (FSA)                            1,000,000          1,106,770
California Statewide Communities Development Authority Student Revenue (East
   Campus Apartments LLC) Series A 5.625% 8/1/34 (ACA)                                                 1,000,000          1,056,910
San Diego County Certificates of Participation (University of San Diego) 5.375% 10/1/41                1,000,000          1,051,800
                                                                                                                        -----------
                                                                                                                          7,494,260
                                                                                                                        -----------
Hospital Revenue Bonds - 6.99%
Abag Finance Authority of California (Nonprofit Corporations-San Diego Hospital
   Association) Series A 6.125% 8/15/20                                                                1,250,000          1,375,050
California Health Facilities Financing Authority (Catholic Healthcare West) Series G 5.25% 7/1/23      1,000,000          1,058,050
California Infrastructure & Economic Development Bank Revenue (Kaiser Hospital
   Associates I, LLC) Series A 5.55% 8/1/31                                                            1,000,000          1,073,480
Palm Drive Health Care District Parcel Tax Revenue 5.25% 4/1/30                                        2,000,000          2,115,560
                                                                                                                        -----------
                                                                                                                          5,622,140
                                                                                                                        -----------
Miscellaneous Revenue Bonds - 1.31%
San Diego County Certificates of Participation (The Burnham Institute) 6.25% 9/1/29                    1,000,000          1,055,140
                                                                                                                        -----------
                                                                                                                          1,055,140
                                                                                                                        -----------
Multifamily Housing Revenue Bonds - 11.54%
California Statewide Communities Development Authority Multifamily Housing Revenue
   (Citrus Gardens Apartments Project) Series D1 5.375% 7/1/32                                         1,800,000          1,862,658
   (East Tabor Apartments) Series C 6.85% 8/20/36 (GNMA) (AMT)                                         1,500,000          1,605,555
   o(Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT)                                       1,000,000          1,075,950
Los Angeles Multifamily Housing Revenue (Park Plaza) Series B 5.50% 1/20/43 (GNMA) (AMT)               1,430,000          1,502,086
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series A 5.75% 5/15/37                 1,000,000          1,048,070
Santa Clara County Housing Authority (Rivertown Apartments Project) Series A 5.85% 8/1/31 (AMT)        1,000,000          1,028,300
Ventura County Area Housing Authority Multifamily Housing Revenue (Glen Oaks
   Apartments) Series A 6.35% 7/20/34 (GNMA)                                                           1,013,000          1,162,813
                                                                                                                        -----------
                                                                                                                          9,285,432
                                                                                                                        -----------

                                                                                                       PRINCIPAL           MARKET
                                                                                                        AMOUNT              VALUE
Municipal Lease Revenue Bonds - 11.42%
California State Public Works Board Lease Revenue
   (Department of Corrections)
      Series A 5.00% 3/1/27 (AMBAC)                                                                  $ 1,000,000        $ 1,048,630
      Series C 5.25% 6/1/28                                                                            1,500,000          1,600,020
   (Department of General Services-Butterfield) Series A 5.25% 6/1/30                                  1,000,000          1,081,630
Franklin-McKinley School District Certificates of Participation (Financing Project)
   Series B 5.00% 9/1/27 (AMBAC)                                                                       1,060,000          1,118,925
Golden State Tobacco Securitization
   5.50% 6/1/43 (RADIAN)                                                                               1,000,000          1,082,260
   5.625% 6/1/33                                                                                       1,000,000          1,094,200
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)                                     1,000,000          1,113,240
San Juan Basin Authority (Ground Water Recovery Project) 5.00% 12/1/34 (AMBAC)                         1,000,000          1,050,030
                                                                                                                        -----------
                                                                                                                          9,188,935
                                                                                                                        -----------
Parking Revenue Bonds - 1.33%
San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A 6.40% 9/1/25               1,000,000          1,066,830
                                                                                                                        -----------
                                                                                                                          1,066,830
                                                                                                                        -----------
Ports & Harbors Revenue Bonds - 1.33%
Port of Oakland Series L 5.375% 11/1/27 (FGIC) (AMT)                                                   1,000,000          1,071,150
                                                                                                                        -----------
                                                                                                                          1,071,150
                                                                                                                        -----------
#Pre-Refunded Bonds - 1.83%
Oakland Industrial Revenue (Harrison Foundation) Series B 6.00% 1/1/29-10 (AMBAC)                      1,300,000          1,470,274
                                                                                                                        -----------
                                                                                                                          1,470,274
                                                                                                                        -----------
Public Power Revenue Bonds - 2.72%
California State Department Water Reserve Power Supply Revenue Series A 5.375% 5/1/21                  2,000,000          2,189,400
                                                                                                                        -----------
                                                                                                                          2,189,400
                                                                                                                        -----------
School District General Obligation Bonds - 6.08%
Fairfield-Suisun Unified School District 5.50% 8/1/28 (MBIA)                                             500,000            560,520
Lawndale Elementary School District 5.00% 8/1/32 (FSA)                                                 1,000,000          1,050,460
San Diego Unified School District 5.00% 7/1/28 (FSA)                                                   2,000,000          2,210,320
Sequoia Unified High School District 5.125% 7/1/31 (FSA)                                               1,000,000          1,065,990
                                                                                                                        -----------
                                                                                                                          4,887,290
                                                                                                                        -----------
School District Revenue Bonds - 1.37%
California Statewide Community Development (Viewpoint School Project) 5.75% 10/1/33 (ACA)              1,000,000          1,100,350
                                                                                                                        -----------
                                                                                                                          1,100,350
                                                                                                                        -----------
State General Obligation Bonds - 4.89%
California State
   5.00% 2/1/33                                                                                        1,000,000          1,041,690
   5.50% 11/1/33                                                                                       2,000,000          2,225,520
California State Veterans Series B 5.70% 12/1/32 (AMT)                                                   640,000            663,648
                                                                                                                        -----------
                                                                                                                          3,930,858
                                                                                                                        -----------
Tax Increment/Special Assessment Bonds - 10.62%
Commerce Joint Powers Financing Authority (Redevelopment Projects) Series A 5.00% 8/1/28 (RADIAN)      1,000,000          1,031,720
La Quinta Redevelopment Agency Tax Allocation (Redevelopment Project Area #1)
   Series A 5.10% 9/1/31 (AMBAC)                                                                       2,000,000          2,118,980
Lake Elsinore Public Financing Authority Series A 5.50% 9/1/30                                         1,000,000          1,025,300
Poway Redevelopment Agency Certificates of Participation 5.75% 6/15/33 (MBIA)                          1,400,000          1,573,642
Riverside County Redevelopment Agency (Jurupa Valley Project) 5.25% 10/1/35 (AMBAC)                    1,590,000          1,710,490
Southern California Logistics Airport Authority (Southern California Logistics Airport Project)
   6.50% 12/1/31                                                                                       1,000,000          1,079,210
                                                                                                                        -----------
                                                                                                                          8,539,342
                                                                                                                        -----------
Territorial Revenue Bonds - 2.76%
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00% 7/1/13 (CIFG)                       2,000,000          2,220,720
                                                                                                                        -----------
                                                                                                                          2,220,720
                                                                                                                        -----------
Transportation Revenue Bonds - 1.34%
Port of Oakland Series K 5.75% 11/1/29 (FGIC) (AMT)                                                    1,000,000          1,081,780
                                                                                                                        -----------
                                                                                                                          1,081,780
                                                                                                                        -----------
Waste Disposal Revenue Bonds - 5.26%
Salinas Valley Solid Waste Authority Revenue
   5.25% 8/1/27 (AMBAC) (AMT)                                                                          2,000,000          2,121,700
   5.25% 8/1/31 (AMBAC) (AMT)                                                                          2,000,000          2,109,060
                                                                                                                        -----------
                                                                                                                          4,230,760
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 3.98%
California State Department of Water Resources Water Systems Revenue (Central
   Valley Project) Series X 5.00% 12/1/29 (FGIC)                                                       1,000,000          1,055,290
Clovis Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)                               1,000,000          1,093,460
Metropolitan Water District Southern California Waterworks Revenue Authority
   Series B-1 5.00% 10/1/36 (FGIC)                                                                     1,000,000          1,056,790
                                                                                                                        -----------
                                                                                                                          3,205,540
                                                                                                                        -----------

                                                                                                       PRINCIPAL           MARKET
                                                                                                        AMOUNT              VALUE
TOTAL MUNICIPAL BONDS (COST $73,263,526)                                                                                $78,103,841
                                                                                                                        ===========

SHORT-TERM INVESTMENTS- 1.94%
Money Market - 1.94%
Federated California Municipal Trust                                                                 $ 1,560,542          1,560,542
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,560,542)                                                                            1,560,542
                                                                                                                        ===========
Total Market Value of Securities - 99.04%
   (cost $74,824,068)                                                                                                    79,664,383
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.96%                                                         772,270
                                                                                                                        ===========
NET ASSETS APPLICABLE TO 7,020,770 SHARES OUTSTANDING - 100.00%                                                         $80,436,653
                                                                                                                        ===========

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FNMA - Insured by Federal National Mortgage Association
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

oVariable rate notes. The interest rate shown is the rate as of May 31, 2005. #Pre-Refunded Bonds are municipals that are generally backed or secured by
U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investments and gross and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                $74,824,068
                                             -----------
Aggregate unrealized appreciation              4,858,353
Aggregate unrealized depreciation                (18,038)
                                             -----------
Net unrealized appreciation                  $ 4,840,315
                                             -----------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $850,151 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $844,112 expires in 2009 and $6,039 expires in 2011.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in a escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

4. FUND MERGER
Effective April 11, 2005, Delaware Tax-Free California Fund (the "Fund") acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free California Insured Fund, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Tax-Free California Insured Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Fund.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized gain/loss of the Delaware Tax-Free California Insured Fund as of the close of business on April 8, 2005 was as follows: $31,492,746, $1,782,779 and $0, respectively.

The net assets of the Fund prior to the Reorganization was $46,891,287.

--------------------------------------------------------------------------------
DELAWARE TAX-FREE IDAHO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2005

                                                                                                       PRINCIPAL           MARKET
                                                                                                        AMOUNT              VALUE
MUNICIPAL BONDS- 95.94%
City General Obligation Bonds - 3.20%
Nampa Idaho 5.00% 8/1/21 (FGIC)                                                                      $ 2,475,000        $ 2,709,185
                                                                                                                        -----------
                                                                                                                          2,709,185
                                                                                                                        -----------
Corporate-Backed Revenue Bonds - 7.50%
Meridan Economic Development Corporation Revenue Refunding Industrial
   Development (Hi-Micro Project) 5.85% 8/15/11 (AMT)                                                  1,250,000          1,277,650
Nez Perce County Pollution Control Revenue Refunding (Potlatch Corporation Project)
   6.00% 10/1/24                                                                                       2,535,000          2,579,996
Power County Pollution Control Revenue Refunding (FMC Corporation Project)
   5.625%10/1/14                                                                                       2,475,000          2,504,255
                                                                                                                        -----------
                                                                                                                          6,361,901
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 1.39%
Idaho Bond Bank Authority Revenue Series A
   5.00% 9/1/14 (AMBAC)                                                                                  350,000            389,932
   5.00% 9/1/15 (AMBAC)                                                                                  400,000            442,311
   5.00% 9/1/16 (AMBAC)                                                                                  315,000            346,683
                                                                                                                        -----------
                                                                                                                          1,178,926
                                                                                                                        -----------
ESCROWED TO MATURITY BONDS - 2.28%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Series A
   5.375% 10/1/24                                                                                      1,750,000          1,930,477
                                                                                                                        -----------
                                                                                                                          1,930,477
                                                                                                                        -----------
Higher Education Revenue Bonds - 13.61%
Boise State University Idaho Revenue
   5.00% 4/1/17 (AMBAC)                                                                                  500,000            542,940
   5.00% 4/1/18 (FGIC)                                                                                 1,645,000          1,802,854
   5.125% 4/1/31 (FGIC)                                                                                1,000,000          1,058,600
Idaho State University Revenue Refunding and Improvement
   5.00% 4/1/20 (FSA)                                                                                  1,130,000          1,219,089
   5.00% 4/1/23 (FSA)                                                                                  2,115,000          2,265,461
North Idaho College Dormitory Housing Certificate of Participation 6.45% 10/1/16                       1,000,000          1,050,420
University of Idaho University Revenue Refunding General Series A
   5.00% 4/1/21 (AMBAC)                                                                                1,150,000          1,247,060
University of Idaho University Revenue Student Fee (Housing Improvements Project)
   5.25% 4/1/31 (FGIC)                                                                                 2,195,000          2,349,330
                                                                                                                        -----------
                                                                                                                         11,535,754
                                                                                                                        -----------

                                                                                                       PRINCIPAL           MARKET
                                                                                                        AMOUNT              VALUE
Hospital Revenue Bonds - 5.60%
Idaho Health Facilities Authority Hospital Revenue
   (Idaho Elks Rehabilitation Hospital Project)
   5.30% 7/15/18                                                                                     $   625,000        $   637,531
   5.45% 7/15/23                                                                                       2,000,000          2,041,920
   (Portneuf Medical Center Project) Series A 5.00% 9/1/35 (RADIAN)                                    2,000,000          2,065,320
                                                                                                                        -----------
                                                                                                                          4,744,771
                                                                                                                        -----------
Miscellaneous Revenue Bonds - 0.64%
Boise City Revenue Refunding Series A 5.375% 12/1/31 (MBIA)                                              500,000            543,780
                                                                                                                        -----------
                                                                                                                            543,780
                                                                                                                        -----------
Multifamily Housing Revenue Bonds - 1.16%
Idaho State Housing Agency Housing Revenue (Park Place Project) Series A
   6.50% 12/1/36 (FHA) (AMT)                                                                             960,000            980,054
                                                                                                                        -----------
                                                                                                                            980,054
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 6.29%
Blaine School District #61 Certificate of Participation 5.00% 7/30/10 (AMBAC)                          1,000,000          1,086,540
Boise City Certificate of Participation 5.375% 9/1/20 (FGIC) (AMT)                                     2,100,000          2,242,044
Idaho State Building Authority Building Revenue
   Series A 5.00% 9/1/21 (MBIA)                                                                        1,150,000          1,202,854
   Series B 5.00% 9/1/21 (MBIA)                                                                          750,000            799,605
                                                                                                                        -----------
                                                                                                                          5,331,043
                                                                                                                        -----------
Political Subdivision General Obligation Bonds - 2.72%
Lemhi County 5.20% 8/1/27 (FSA)                                                                        2,145,000          2,308,106
                                                                                                                        -----------
                                                                                                                          2,308,106
                                                                                                                        -----------
#Pre-Refunded Bonds - 9.53%
Ada & Canyon Counties Joint School District #2 Meridian 5.60% 7/30/12-05                               1,125,000          1,141,448
Ammon Urban Renewal Agency Revenue Sub Lien Tax Increment Series B
   6.25% 8/1/18-06                                                                                       445,000            462,075
Boise City Independent School District 5.50% 7/30/16-05                                                  400,000            409,764
Idaho Health Facilities Authority Hospital Revenue
   (Bannock Regional Medical Center Project) 6.375% 5/1/17-06                                          1,445,000          1,516,470
   (Bonner General Hospital Project) 6.50% 10/1/28-07                                                  1,500,000          1,643,760
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31-11                                  1,010,000          1,117,555
Puerto Rico Public Buildings Authority Guaranteed Public Education & Health Facilities
   Series M 5.50% 7/1/21-05                                                                              445,000            445,992
University of Idaho University Revenue Student Fee (Telecommunications)
   5.85% 4/1/11-06 (FSA)                                                                               1,300,000          1,345,136
                                                                                                                        -----------
                                                                                                                          8,082,200
                                                                                                                        -----------
School District General Obligation Bonds - 13.37%
Ada & Canyon Counties Joint School District #2 Meridan
   5.00% 7/30/20                                                                                       2,155,000          2,299,084
   5.125% 7/30/19                                                                                      1,005,000          1,099,349
   5.50% 7/30/16                                                                                       1,305,000          1,530,608
Bannock County School District #025 (Pocatello School Board Guaranteed Program)
   5.00% 8/15/15                                                                                       1,040,000          1,154,899
Canyon County School District #132 5.00% 7/30/15 (FGIC)                                                2,000,000          2,240,500
Kootenai County School District
   5.00% 8/15/16                                                                                         740,000            826,114
   5.00% 8/15/18                                                                                         840,000            928,687
Power & Cassia Counties Joint School District #381 (American Falls Project)
   5.00% 8/1/17                                                                                        1,155,000          1,254,434
                                                                                                                        -----------
                                                                                                                         11,333,675
                                                                                                                        -----------
Single Family Housing Revenue Bonds - 4.92%
Idaho Housing & Finance Association Single Family Mortgage
   Series A Class I 5.55% 1/1/33 (AMT)                                                                   275,000            275,707
   Series A-2 Class I 5.20% 1/1/34 (AMT)                                                                 330,000            340,134
   Series C Class I 5.55% 1/1/33 (AMT)                                                                   390,000            407,242
   Series C Class III 5.35% 1/1/25 (AMT)                                                                 360,000            372,308
   Series D Class III 5.45% 7/1/23 (AMT)                                                               1,500,000          1,566,360
   Series E Class I
   5.35% 1/1/33 (AMT)                                                                                    235,000            243,401
   5.45% 1/1/31 (AMT)                                                                                     25,000             25,991
Idaho State Housing Agency Single Family Mortgage
   Series A 6.05% 7/1/13 (AMT) (AMBAC) (FHA) (VA)                                                         90,000             91,187
   Series A 6.10% 7/1/16 (AMT) (FHA) (VA)                                                                125,000            126,684
   Series A-1 6.85% 7/1/12 (AMT)                                                                          10,000             10,005
   Series B 6.45% 7/1/15 (AMT) (FHA) (VA)                                                                 50,000             51,054
   Series C-2 6.35% 7/1/15 (AMT)                                                                          55,000             56,157
   Series E 6.35% 7/1/15 (AMT) (FHA)                                                                     105,000            107,216
   Series E-1 6.60% 7/1/11                                                                                20,000             20,045
   Series G-2 6.15% 7/1/15 (AMT) (FHA) (VA)                                                              470,000            481,529
                                                                                                                        -----------
                                                                                                                          4,175,020
                                                                                                                        -----------

                                                                                                       PRINCIPAL           MARKET
                                                                                                        AMOUNT              VALUE
Tax Increment/Special Assessment Bonds - 5.99%
Boise Urban Renewal Agency Parking Revenue Refunding Tax Increment
   Series A 6.125% 9/1/15                                                                            $ 2,235,000        $ 2,327,931
   Series B 6.125% 9/1/15                                                                              1,815,000          1,890,468
Bonner County Local Improvement District #93-1
   6.35% 4/30/06                                                                                         185,000            187,250
   6.40% 4/30/07                                                                                         195,000            197,340
   6.50% 4/30/08                                                                                         110,000            111,307
   6.50% 4/30/10                                                                                         100,000            101,102
Coeur D'Alene Local Improvement District #6
   Series 1995 6.00% 7/1/09                                                                               85,000             85,156
   Series 1996 6.05% 7/1/10                                                                               90,000             90,165
   Series 1997 6.10% 7/1/12                                                                               40,000             40,065
   Series 1998 6.10% 7/1/14                                                                               45,000             45,068
                                                                                                                        -----------
                                                                                                                          5,075,852
                                                                                                                        -----------
Territorial General Obligation Bonds - 2.54%
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/34                                      1,000,000          1,044,490
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (LOC,
   Puerto Rico Government Bank) 5.75% 8/1/27                                                           1,000,000          1,109,240
                                                                                                                        -----------
                                                                                                                          2,153,730
                                                                                                                        -----------
Territorial Revenue Bonds - 12.16%
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue
   Series D 5.25% 7/1/38                                                                               1,000,000          1,058,700
   Series G 5.00% 7/1/33                                                                               2,000,000          2,080,820
   Series W 5.50% 7/1/15                                                                                 175,000            198,310
   Series Y 5.00% 7/1/36                                                                               2,000,000          2,102,860
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                     1,990,000          2,075,908
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                              1,000,000          1,069,180
   Series NN 5.125% 7/1/29                                                                               500,000            527,545
Virgin Islands Public Finance Authority
   5.25% 10/1/20                                                                                         500,000            541,970
   5.25% 10/1/21                                                                                         500,000            541,570
   5.25% 10/1/24                                                                                         100,000            107,752
                                                                                                                        -----------
                                                                                                                         10,304,615
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 3.04%
Chubbuck Water Revenue Certificate of Participation
   6.35% 4/1/08                                                                                          125,000            125,289
   6.40% 4/1/10                                                                                          135,000            135,294
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)                                                               2,175,000          2,319,072
                                                                                                                        -----------
                                                                                                                          2,579,655
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $77,606,272)                                                                                 81,328,744
                                                                                                                        ===========
                                                                                                       NUMBER OF         PRINCIPAL
                                                                                                         SHARES            AMOUNT
SHORT-TERM INVESTMENTS- 2.83%
MONEY MARKET FUNDS - 1.42%
Dreyfus Tax-Exempt Cash Management Fund                                                                1,201,973          1,201,973
                                                                                                                        -----------
                                                                                                                          1,201,973
                                                                                                                        -----------
oVariable Rate Demand Notes - 1.41%
Boise City Housing Authority Multifamily Revenue (Civic Plaza Housing Project) Series C
   3.09% 3/1/33                                                                                        1,200,000          1,200,000
                                                                                                                        -----------
                                                                                                                          1,200,000
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (COST $2,401,973)                                                                            2,401,973
                                                                                                                        ===========

TOTAL MARKET VALUE OF SECURITIES - 98.77%
   (COST $80,008,245)                                                                                                    83,730,717
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.23%                                                       1,042,574
                                                                                                                        ===========
NET ASSETS APPLICABLE TO 7,303,627 SHARES OUTSTANDING - 100.00%                                                         $84,773,291
                                                                                                                        ===========

#Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of May 31, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by the Federal Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free Idaho Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and makesthe requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

AGGREGATE COST OF INVESTMENTS             $80,008,245
                                          -----------
Aggregate unrealized appreciation           3,722,641
Aggregate unrealized depreciation                (169)
                                          -----------
Net unrealized appreciation               $ 3,722,472
                                          -----------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $734,799 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $567,850 expires in 2009 and $166,949 expires in 2010.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

DELAWARE TAX-FREE NEW YORK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2005

                                                                                                       PRINCIPAL           MARKET
                                                                                                        AMOUNT              VALUE
MUNICIPAL BONDS- 95.65%
Airport Revenue Bonds - 6.22%
New York City Industrial Development (JFK Airis Project) 5.50% 7/1/28 (AMT)                          $   500,000        $   507,245
Onondaga County Industrial Development Authority Revenue Subordinated (Air Cargo
   Project) 7.25% 1/1/32 (AMT)                                                                           500,000            518,355
                                                                                                                        -----------
                                                                                                                          1,025,600
                                                                                                                        -----------
City General Obligation Bonds - 5.98%
New York City
   Series C 5.375% 11/15/27                                                                              425,000            447,759
   Series J 5.25% 6/1/28                                                                                 500,000            538,350
                                                                                                                        -----------
                                                                                                                            986,109
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds - 2.88%
New York State Dormitory Authority Revenue (Chapel Oaks) (LOC Allied Irish Bank)
   5.45% 7/1/26                                                                                          450,000            474,318
                                                                                                                        -----------
                                                                                                                            474,318
                                                                                                                        -----------
Corporate-Backed Revenue Bonds - 3.28%
oDutchess County Industrial Development Agency Amount (IBM Project)
   5.45% 12/1/29 (AMT)                                                                                   500,000            541,330
                                                                                                                        -----------
                                                                                                                            541,330
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 6.61%
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                               500,000            551,925
Schenectady Metroplex Development Authority Revenue Series A 5.375% 12/15/21                             500,000            537,785
                                                                                                                        -----------
                                                                                                                          1,089,710
                                                                                                                        -----------
Higher Education Revenue Bonds - 12.72%
Amherst Industrial Agency Civic Facilities Revenue (UBF Faculty Student Housing)
   Series A 5.75% 8/1/30 (AMBAC)                                                                         200,000            223,928
Dutchess County Industrial Development Agency (Marist College) 5.00% 7/1/20                              500,000            525,935
New York State Dormitory Authority Revenue
   (Columbia University) Series A 5.00% 7/1/23                                                           500,000            536,550
   (Pratt Institute) 6.00% 7/1/20 (RADIAN)                                                               500,000            556,954
   (State University) Series B 7.50% 5/15/11                                                             220,000            254,474
                                                                                                                        -----------
                                                                                                                          2,097,841
                                                                                                                        -----------
Hospital Revenue Bonds - 9.51%
New York State Dormitory Authority Revenue
   (Mental Health) Series D 5.90% 2/15/12                                                                 25,000             26,554
   (Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC)(FHA)                                                450,000            473,256
   (North Shore Long Island Jewish Group Project) 5.50% 5/1/33                                           500,000            534,755
   (Winthrop South Nassau Hospital) Series B 5.50% 7/1/23                                                500,000            534,420
                                                                                                                        -----------
                                                                                                                          1,568,985
                                                                                                                        -----------
Investor Owned Utilities Revenue Bonds - 9.17%
New York City Industrial Development Agency (Brooklyn Navy Yard Cogen Partners)
   5.75% 10/1/36 (AMT)                                                                                   450,000            445,509
New York State Energy Research & Development Authority Pollution Control Revenue
   (Central Hudson Gas) Series A 5.45% 8/1/27 (AMBAC)                                                    500,000            542,000
Suffolk County Industrial Agency Development Revenue (Keyspan-Port Jefferson
   Project) 5.25% 6/1/27 (AMT)                                                                           500,000            524,995
                                                                                                                        -----------
                                                                                                                          1,512,504
                                                                                                                        -----------
Miscellaneous Revenue Bonds - 3.24%
Battery Park City Authority Revenue Series A 5.00% 11/1/26                                               500,000            534,130
                                                                                                                        -----------
                                                                                                                            534,130
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 9.81%
Albany Industrial Development Agency Civic Facility Revenue (Charitable Leadership
   Project) Series A 5.75% 7/1/26                                                                        500,000            522,125
New York State Dormitory Authority Lease 5.375% 5/15/21                                                  500,000            544,135
Tobacco Settlement Financing Series B-1C 5.50% 6/1/21                                                    500,000            551,815
                                                                                                                        -----------
                                                                                                                          1,618,075
                                                                                                                        -----------
Parking Revenue Bonds - 3.27%
Albany Parking Authority Revenue Series A 5.625% 7/15/25                                                 500,000            539,855
                                                                                                                        -----------
                                                                                                                            539,855
                                                                                                                        -----------
#Pre-Refunded Bonds - 9.46%
Metropolitan Transportation Authority New York Dedicated Tax Series A
   6.125% 4/1/17-10 (FGIC)                                                                             1,000,000          1,139,341
New York City Series C 5.375% 11/15/27-07                                                                 25,000             26,735
New York State Dormitory Authority Revenue
   (Mental Health) Series D 5.90% 2/15/12-07                                                             225,000            240,563
   (State University) Series B 7.50% 5/15/11-09                                                          130,000            153,557
                                                                                                                        -----------
                                                                                                                          1,560,196
                                                                                                                        -----------
Territorial Revenue Bonds - 10.30%
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue
   Series Y 5.50% 7/1/36                                                                                 475,000            530,955

                                                                                                       PRINCIPAL           MARKET
                                                                                                        AMOUNT              VALUE
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                            $   500,000        $   534,590
   Series NN 5.125% 7/1/29                                                                               600,000            633,054
                                                                                                                        -----------
                                                                                                                          1,698,599
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 3.20%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
   Series A 5.125% 6/15/34                                                                               500,000            526,990
                                                                                                                            526,990
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $14,713,908)                                                                                 15,774,242
                                                                                                                        ===========


TOTAL MARKET VALUE OF SECURITIES - 95.65%
   (cost $14,713,908)                                                                                                    15,774,242
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 4.35%                                                         716,667
                                                                                                                        ===========
NET ASSETS APPLICABLE TO 1,547,741 SHARES OUTSTANDING - 100.00%                                                         $16,490,909
                                                                                                                        ===========

#Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of May 31, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
LOC - Letter of Credit
RADIAN - Insured by Radian Asset Assurance
--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free New York Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments         $14,713,908
                                      -----------
Aggregate unrealized appreciation       1,064,815
Aggregate unrealized depreciation          (4,481)
                                      -----------
Net unrealized appreciation           $ 1,060,334
                                      -----------

For federal income tax purposes, at August 31, 2004 capital loss carryforwards of $295,049 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2009.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds are bonds" in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



       Jude T. Driscoll
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  August 1, 2005

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



       Michael P. Bishof
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  August 1, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


VOYAGEUR MUTUAL FUNDS


       Jude T. Driscoll
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  August 1, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




       Jude T. Driscoll
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  August 1, 2005



       Michael P. Bishof
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  August 1, 2005